EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Anti-dilutive securities excluded from computation of earnings per share [Line Items]
Number of shares issued to the share depository bank but are treated as escrowed shares	1,068,600	978,600
Common shares issuable upon assumed conversion of convertible debt, share options restricted shares and warrant [Member]
Anti-dilutive securities excluded from computation of earnings per share [Line Items]
Anti-dilutive securities (in shares)	30,420,950	33,389,150	21,175,141